BUCHANAN INGERSOLL PC
1835 Market Street
Philadelphia, PA 19103

April 7, 2006

Mr. H. Roger Schwall

Assistant Director

Division of Corporate Finance – Mail Stop 7010

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Maverick Oil and Gas, Inc.
Registration Statement on Form S-1
Filed February 17, 2006
File No. 333-13913

Dear Mr. Schwall:

We have received your letter dated March 15, 2006 commenting upon the Registration Statement on Form S-1 filed by Maverick Oil and Gas, Inc. (the "Company") on February 17, 2006 and its Quarterly Report on Form 10-QSB for the period ended November 30, 2005.

Please be advised that the Company has filed Amendment No. 1 to the Registration Statement on Form S-1. A marked version of Amendment No. 1 to the Registration Statement on Form S-1, reflecting the changes made from the original filing on February 17, 2006, is attached to facilitate your review.

To facilitate review of our responses to your comment letter, we have also set forth each of the Staff’s comments and provided our responses directly beneath each comment.

Registration Statement on Form S-1

Selling Shareholders., page 40

1.

Expand the Selling Shareholders table to include the natural persons with the power to vote or to dispose of the securities offered for resale by the entities that are listed as selling shareholders. If more than one holder is listed as a beneficial owner for the same securities, include explanatory text or footnotes. See Interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the CF telephone interpretation manual.

Mr. H. Roger Schwall
Division of Corporate Finance – Mail Stop 7010 United States Securities and Exchange Commission
April 7, 2006
Page 2 of 3

The Registration Statement on Form S-1 has been revised accordingly. Reference is made to pages 41through 43 of the marked version of Amendment No. 1.

2.

Identify as an underwriter any selling shareholder who is affiliated with a registered broker-dealer, unless such selling shareholder purchased the securities being registered for resale in the ordinary course of business and at the time of purchase, had no agreements or understandings, directly or indirectly, with any party to distribute the securities

Each selling shareholder has advised the Company that he or it is not a broker-dealer and is not affilated with a broker-dealer.

Plan of Distribution, page 42

3.	We note that the selling shareholders may engage in short sales of your common stock. Please see Corporation Finance Telephone Interpretation A.65 in that regard

The Company is aware of Telephone Interpretation A.65. Each selling shareholder has represented to the Company that it will adhere to it..

Undertakings, page II-7

4.	Ensure your inclusion of all of the undertakings required by Item 512 of Regulation S-B as amended. We note that you have not included the undertaking called for by Item 512(a).

The Registration Statement on Form S-1 has been revised accordingly. Reference is made to page II-7 of the marked version of Amendment No. 1.

Form 10-QSB for the period ended November 30, 2005

5.

We note your statement that your CEO and CFO concluded that, as of the end of the period covered by this report, your disclosure controls and procedures were not effective because some accounting entries relating to debt and equity instruments required adjustment. You further stated that you had plans to remedy the situation. Update the status of those plans and indicate whether you still anticipate that these remedies will be in place in time for your next quarterly filing.

During the accounting close for the Company's fiscal quarter ended November 30, 2005, the Company determined that its disclosure controls were not effective in that some accounting entries relating to debt and equity instruments required adjustment upon review by its independent auditors. To remedy this situation, during the subsequent quarter, the Company increased its accounting staff, engaged the accounting firm McGladrey & Pullen

Mr. H. Roger Schwall
Division of Corporate Finance – Mail Stop 7010 United States Securities and Exchange Commission
April 7, 2006
Page 3 of 3

as a consultant to supplement its technical expertise and to provide technical support and guidance on accounting issues, and improved the internal distribution of contracts and documents within its organization. As a result of these remedial actions, the believes that its disclosure controls and procedures will be effective going forward.

6.	Disclose whether there were any changes in your internal control over financial reporting. See Item 308(c) of Regulation S-B.

The changes described above were made subsequent to the quarter and Item 308(c) requires disclosure of changes in internal control during the quarter covered by the Form 10-QSB. As a result, there were no changes to be disclosed in the Form 10-QSB pursuant to Item 308(c) of Regulation S-B. The changes will be disclosed in the Form 10-Q to be filed for the fiscal quarter ended February 28, 2006.

Please feel free to call me at (215) 665-3828 if you have any questions with respect to this matter.

Very truly yours,

BUCHANAN INGERSOLL PC

By:_/s/ Brian S. North________

cc:	Ms. Carmen Moncada-Terry